Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Revenue from External Customers by Geographic Areas [Table Text Block]
Win rate and total rolling chip turnover in the Group’s VIP gaming rooms during the three and six month periods ended June 30, 2015 and 2014 are as follows:

	For the Three Months Ended		For the Six Months Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Win rate	2.73%	2.18%	3.54%	2.90%

Total rolling chip turnover	$1,736,822,000	$4,671,029,000	$3,932,485,000	$9,439,421,000

Past Due Financing Receivables [Table Text Block]
The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

		% of total		% of total
	June 30,	markers	December 31,	markers
Jurisdiction/Aging	2015	receivable	2014	receivable
PRC
0-30 days	$9,069,917		$12,330,410
31-60 days	10,848,813		11,760,382
61-90 days	10,906,863		9,025,019
Greater than 90 days	28,974,459		23,337,632
Total	$59,800,052	33%	$56,453,443	30%

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following are the classes of assets and liabilities measured at fair value:

Recurring fair value measurements:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active				Total Gains
		Markets	Significant		Total Gains	(Losses) for
		for	Other	Significant	for the Six	the Three
		Identical	Observable	Unobservable	Months	Months
	As of June	Liabilities	Inputs (Level	Inputs (Level	Ended June	Ended June
	30, 2015	(Level 1)	2)	3)	30, 2015	30, 2015

Fair Value of Contingent Consideration:

Oriental VIP Room	$31,844,063	$-	$-	$31,844,063	$9,568,301	$(9,151)

Bao Li Gaming	$15,875,684	$-	$-	$15,875,684	$3,757,513	$253,280

Total recurring fair value measurements					$13,325,814	$244,129

		Quoted
		Prices in
		Active			Tatal	Total
		Markets	Significant		(Losses) for	(Losses) for
		for	Other	Significant	the Six	the Three
		Identical	Observable	Unobservable	Months	Months
	As of June	Liabilities	Inputs (Level	Inputs (Level	Ended June	Ended June
	30, 2014	(Level 1)	2)	3)	30, 2014	30, 2014

Fair Value of Contingent Consideration:

Oriental VIP Room	$68,002,000	$-	$-	$68,002,000	$(31,434,051)	$(21,040,720)

Bao Li Gaming	$44,299,487	$-	$-	$44,299,487	$(24,249,638)	$(24,054,120)

Total recurring fair value measurements					$(55,683,689)	$(45,094,840)

Non-recurring fair value measurements:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total	Total
		Markets	Significant		(Losses) for	(Losses) for
		for	Other	Significant	the Six	the Three
		Identical	Observable	Unobservable	Months	Months
	As of June	Liabilities	Inputs (Level	Inputs (Level	Ended June	Ended June
	30, 2015	(Level 1)	2)	3)	30, 2015	30, 2015

Goodwill	$-	$-	$-	$-	$(17,754,136)	$(17,754,136)

Total non-recurring fair value measurements					$(17,754,136)	$(17,754,136)

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
Additional information regarding the valuation technique and inputs used is as follows:

Quantitative Information about Level 3 Fair Value Measurements:

	Fair Value
Contingent	as of	Valuation
Consideration	6/30/2015	Techniques	Unobservable Input	Range

Oriental VIP Room	$31,844,063	Forecasted Performance, 2015-June 2016	Chip Turnover Annual Growth	(15%) – 5%

		Monte Carlo Method	Average Simulated Share Prices	$2.23

Bao Li Gaming	$15,875,684	Forecasted Performance, 2015	Chip Turnover Annual Growth	(40%) - (10%)

		Monte Carlo Method	Average Simulated Share Prices	$2.28

	Fair Value
Contingent	as of	Valuation
Consideration	12/31/2014	Techniques	Unobservable Input	Range

Oriental VIP Room	$41,404,026	Forecasted Performance, 2015-June 2016	Chip Turnover Annual Growth	(40%) – (5%)

		Monte Carlo Method	Average Simulated Share Prices	$1.24- $1.29

Bao Li Gaming	$42,291,631	Forecasted Performance, 2015	Chip Turnover Annual Growth	(20%) - (5%)

		Monte Carlo Method	Average Simulated Share Prices	$1.26- $1.31

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculations of earnings per share are computed as follows for the three and six months ended June 30:

		Three Months		Six Months
	Three Months Ended	Ended June	Six Months Ended	Ended June
	June 30, 2015	30, 2014	June 30, 2015	30, 2014
Numerator:
Net (loss) attributable to Ordinary Shareholders for basic and diluted loss per share	$(23,804,788)	$(56,715,644)	$(6,722,302)	$(53,535,956)
Denominator:
Denominator for basic loss per share
- Weighted-average Ordinary Shares outstanding during the period	62,150,102	60,258,015	61,871,123	60,329,793

Denominator for diluted loss per share	62,150,102	60,258,015	61,871,123	60,329,793

Basic loss per share	$(0.38)	$(0.94)	$(0.11)	$(0.89)
Diluted loss per share	$(0.38)	$(0.94)	$(0.11)	$(0.89)

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]
Any translation adjustments resulting are not included in determining net (loss) income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	June 30,	June 30,	December 31,
	2015	2014	2014
Period end HK$:US$ exchange rate	$7.75	$7.75	$7.75
Average three-months ended HK$:US$ exchange rate	$7.75	$7.75	$-
Average six-months ended HK$:US$ exchange rate	$7.75	$7.76	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.75